LEASE - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
LEASE
Rental expenses			¥ 67,870	¥ 78,010
Operating lease cost	$ 7,015	¥ 48,834
Short term lease cost	$ 2,125	¥ 14,795